Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves (Parenthetical) (Detail) - $ / Barrel
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Government royalties used in determining future cash inflows	38.54	45.59	77.33	83.96	87.25